MDP LOW VOLATILITY FUND

Supplement to Prospectus and Statement of Additional Information dated March 9, 2022

Class A shares of the MDP Low Volatility Fund (MDPMX) are currently not available for purchase.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated March 9, 2022, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at (833) 914-3344.

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Supplement dated March 9, 2022